financial instruments - Derivative gains and losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ (34)	$ (250)	$ 11	$ 420
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(73)	(127)	(129)	230
Derivatives
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(35)	(250)	11	410
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(75)	(126)	(131)	229
Derivatives | Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(34)	(250)	11	420
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(73)	(127)	(129)	230
Derivatives held for hedging | Currency risk related to purchases | U.S. Dollars | Goods and services purchased
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(4)	(13)	(8)	18
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(10)	5	(18)	7
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(26)	(216)	(3)	424
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(63)	(129)	(111)	223
Spread included in fair value of derivative instruments	14	(4)	(58)	54
Derivatives held for hedging | Currency risk related to investment in a foreign operation | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(4)	(21)	22	(22)
Gain (loss) reclassified from other comprehensive income to income (effective portion)		(3)
Derivatives held for hedging | Currency risk related to investment in a foreign operation | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments		2		2
Derivatives held for hedging | Other market risk | Employee benefits expense
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(1)			(10)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(2)	1	(2)	(1)
Derivatives held for trading | Currency risk | Financing costs
Disclosure of detailed information about financial instruments
Gain recognized in income on derivatives	$ (1)	$ 3		4
Cash flow hedging item (HFH) | Derivatives held for hedging
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items			$ 0	$ 0